Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Net income (loss)	87,317	41,362	(52,548)

Weighted-average number of common shares - basic	33,718,665	33,617,635	33,561,615
Dilutive effect of stock-based awards	202,956	113,536	—
Weighted average number of common shares - diluted	33,921,621	33,731,171	33,561,615
Earnings (loss) per common share:
- Basic	2.59	1.23	(1.57)
- Diluted	2.57	1.23	(1.57)